Related Parties And Related Party Transactions - Summary of Related Party Name (Detail) - Ping An Insurance Company of ChinaLtd	12 Months Ended
Dec. 31, 2020
Disclosure Of Related Party Names [Line Items]
Name of related parties	Ping An Insurance (Group) Company of China, Ltd.and its subsidiaries
Relationship with the Company	Significant influence on the Group and its subsidiaries